Cover Page	12 Months Ended
Jun. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity File Number	001-33602
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 2 Disheng Middle Road
Entity Address, Address Line Two	Beijing Economic-Technological Development Area
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100176
Entity Common Stock, Shares Outstanding	62,021,930
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Auditor Name	Union Power HK CPA Limited
Auditor Firm ID	3004
Auditor Location	Hong Kong, The People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 2 Disheng Middle Road
Entity Address, Address Line Two	Beijing Economic-Technological Development Area
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100176
Contact Personnel Name	Chuan (Arden) XIA
City Area Code	86 10
Local Phone Number	5898 1386
Contact Personnel Email Address	xiachuan@hollysys.com
Ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.001 par value per share
Trading Symbol	HOLI
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ